Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense (income)	These differences result from the following items:

	2021	2020
	$	$

Income from operations before taxes	726,227	1,034,428
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	196,081	279,296

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	40,067	54,294
Change due to foreign exchange	28,261	(23,718)
Withholding and other taxes	28,249	13,682
Non-deductible expenditures	24,356	29,499
Change in income tax rates	(20,143)	—
Benefit of tax incentives	(16,544)	(19,185)
Use of losses and temporary differences not previously recognized	(10,481)	—
Future withholding tax	(3,300)	24,300
Non-taxable portions of gains	(4,754)	(3,073)
Losses for which no tax benefit has been recorded	1,876	4,487
Change in accruals for tax audits	1,200	2,757
Amounts under (over) provided for in prior years	534	(324)
Income tax expense	265,402	362,015

Current income tax, withholding and other taxes	270,669	309,913
Deferred income tax (recovery) expense	(5,267)	52,102
Income tax expense	265,402	362,015

Disclosure of income tax by geographical jurisdiction	Total income tax expense attributable to geographical jurisdiction is as follows:

	2021	2020
	$	$

Mali	216,560	215,115
Philippines	(5,044)	83,904
Namibia	45,773	63,879
Other	8,113	(883)
	265,402	362,015

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2021	As at December 31, 2020	2021	2020
	$	$	$	$

Operating loss carry-forwards	30,735	21,105	(9,630)	(7,651)
Current assets and liabilities	(5,502)	5,005	10,507	2,673
Mining interests	(211,581)	(226,571)	(10,333)	45,341
Mine restoration provisions	29,052	30,445	1,393	(5,535)
Future withholding tax	(21,000)	(24,300)	(3,300)	24,300
Unrealized gains	(8,097)	(3,085)	5,012	(7,033)
Other	(39)	1,045	1,084	7
	(186,432)	(196,356)	(5,267)	52,102

Represented on the balance sheet as:

	2021	2020
	$	$

Deferred tax asset	(1,455)	(24,547)
Deferred tax liability	187,887	220,903
Balance, end of year	186,432	196,356
The change for the year in the Company’s net deferred tax liability was as follows:

	2021	2020
	$	$

Balance, beginning of year	196,356	144,254
Deferred income tax (recovery) expense	(5,267)	52,102
Deferred income tax liability related to Kiaka disposal	(4,657)	—
	(9,924)	52,102
Balance, end of year	186,432	196,356

Disclosure of unrecognized temporary difference, unused tax losses and unused tax credits
The Company has the following unrecognized deferred tax assets:

	2021	2020
	$	$

Capital and non-capital tax losses	109,567	117,734
Long-term debt	3,256	6,449
Mining interests and other	600	2,524
Mine restoration provisions	431	—
Current assets	—	864
	113,854	127,571